PARTY-IN-INTEREST TRANSACTIONS	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Related Party and Party-in-Interest Transactions [Line Items]
PARTY-IN-INTEREST TRANSACTIONS	PARTY-IN-INTEREST TRANSACTIONS
Parties-in-interest are defined under Department of Labor regulations as any fiduciary of the Plan, any party rendering service to the Plan, the employers, and certain others. Fees related to the administration of notes receivable from participants and fees related to Qualified Domestic Relations Orders are paid to parties-in-interest. Other fees to parties-in-interest were paid from revenue sharing and plan assets.
The Plan held the following assets with parties-in-interest:

		As of December 31,
Party-in-Interest	Description of Investment	2025	2024
Charles Schwab Bank	Cash	$9,424	$21,855
Charles Schwab Bank	Money market account	7,452,017	6,344,760
First Busey Corporation	Common stock	603,695	610,675
First Busey Corporation	Stock fund	9,510,730	8,813,046
First Busey Corporation	Managed funds	83,054,745	69,852,148
Participants	Notes receivable	2,894,127	2,496,253
Certain administrative functions are performed by officers or employees of the Employers. No such officer or employee receives compensation from the Plan.